Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Share capital at beginning of period	$ 936	$ 944	$ 969
Treasury shares at beginning of period	(80)	(69)	(100)
Total outstanding share capital at beginning of period	856	875	869
Share capital movement of period	(23)	(8)	(25)
Treasury shares movement of period	27	(11)	31
Total shares outstanding movement of period	4	(19)	6
Share capital at end of period	913	936	944
Treasury shares at end of period	(53)	(80)	(69)
Total outstanding share capital at end of period	$ 860	$ 856	$ 875